POST-EMPLOYMENT BENEFITS - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	(9.10%)	(9.30%)
Impact on defined benefit obligation %, Decrease in assumption	10.40%	10.60%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	2.30%	2.40%
Impact on defined benefit obligation %, Decrease in assumption	(2.10%)	(2.20%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	7.30%	7.60%
Impact on defined benefit obligation %, Decrease in assumption	(7.90%)	(8.50%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year
Change in assumption, period	1 year
Impact on defined benefit obligation %, Increase in assumption	3.40%	3.40%
Impact on defined benefit obligation %, Decrease in assumption	(3.50%)	(3.50%)